Leases - Operating Lease, Maturity (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 CNY (¥)
Schedule of Operating Lease Maturity [Line Items]
2021	¥ 8,901	$ 1,364
2022	5,464	837
2023	536	82
Total undiscounted lease payments	14,901	2,283
Less: imputed interest	(1,301)	(199)
Total lease liabilities	¥ 13,600	$ 2,084	¥ 11,333